Schedule of Assets (Held at End of Year) (Tables)	12 Months Ended
Dec. 31, 2024
EBP 001
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment	Units/Shares	(e) Current value
	Allspring Treasury Plus Money Market Service	Money market funds	108,673	$108,673
*	Galliard Stable Return Fund PN	Common/collective trusts	146,081	9,275,719
*	Principal/BlackRock S&P MidCap Index CIT N	Common/collective trusts	59,332	5,063,581
*	Principal/MFS Value CIT N	Common/collective trusts	150,706	4,772,799
*	Principal/T. Rowe Price Institutional LargeCap Growth Managed CIT N	Common/collective trusts	186,689	12,426,025
	Allspring Core Bond R6 Fund	Mutual funds	340,055	3,703,198
	American Century Small Cap Value R6 Fund	Mutual funds	11,074	116,946
	American Funds Europacific Growth Fund R6	Mutual funds	40,454	2,173,198
	American Funds New Perspective Fund R6	Mutual funds	182,791	11,360,462
	Cohen & Steers Real Estate Securities Fund Z	Mutual funds	13,634	235,456
	Fidelity Balanced Fund	Mutual funds	357,281	10,561,215
	John Hancock Disciplined Value MidCap Fund R6	Mutual funds	163,909	4,415,701
	T. Rowe Price Mid Cap Growth Fund I	Mutual funds	40,591	4,060,713
	Vanguard Developed Markets Index Fund Admiral	Mutual funds	60,151	923,914
	Vanguard Explorer Fund Admiral	Mutual funds	4,443	474,687
	Vanguard Institutional Index Fund Institutional	Mutual funds	35,276	16,893,890
	Vanguard REIT Index Fund Admiral	Mutual funds	7,713	974,208
	Vanguard Small Cap Index Fund Institutional	Mutual funds	59,382	6,837,874
	Vanguard Target Retirement Income Fund	Mutual funds	86,644	1,135,035
	Vanguard Target Retirement 2020 Fund	Mutual funds	28,343	750,524
	Vanguard Target Retirement 2025 Fund	Mutual funds	75,041	1,402,523
	Vanguard Target Retirement 2030 Fund	Mutual funds	142,433	5,395,375
	Vanguard Target Retirement 2035 Fund	Mutual funds	179,777	4,311,052
	Vanguard Target Retirement 2040 Fund	Mutual funds	193,957	8,382,801
	Vanguard Target Retirement 2045 Fund	Mutual funds	265,709	7,883,600
	Vanguard Target Retirement 2050 Fund	Mutual funds	214,353	10,683,369
	Vanguard Target Retirement 2055 Fund	Mutual funds	97,111	5,400,365
	Vanguard Target Retirement 2060 Fund	Mutual funds	53,264	2,729,775
	Vanguard Target Retirement 2065 Fund	Mutual funds	8,177	274,903
	Vanguard Target Retirement 2070 Fund	Mutual funds	4,585	122,328
	Self Directed Accounts	Self directed accounts		8,576,758
*	Regency Centers Corporation Common Stock Fund	Common stock	124,308	9,190,695
*	Participant Loans (1)	80 participant loans with interest rates ranging from 4.25% to 9.50% and maturity dates ranging from February 2025 to March 2039		1,144,846
	Total			$161,762,208

* Party-in-interest to the Plan

Note: Column (d), cost, has been omitted as all investments are participant directed

(1) Participant loans are reported as Notes receivable from participants in the accompanying Statements of Net Assets Available for Benefits.

See accompanying report of independent registered public accounting firm.